Financial Instruments (Schedule Of Revenue Derived From Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Revenue, Net	$ 564,730	$ 407,211	$ 285,594
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	168,395	69,502	13,868
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	161,218	158,016	154,286
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	62,519	11,442
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	57,406	58,432	59,099
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	42,165	41,963	11,865
APM [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	27,821	33,857	34,066
Other Customer [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	$ 45,206	$ 33,999	$ 12,410